Acquisitions - Schedule of Pro Forma Financial Information (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Pro forma Financial Information [Abstract]
Pro Forma Revenue	[1]	$ 1,879	$ 1,592
Pro Forma Net Loss		$ (440,313)	$ (20,322)

[1]	Since the acquisition of the Operating Companies on January 5, 2026, the unaudited condensed consolidated statement of operations for the three months ended March 31, 2026 includes revenue of $1.9 million and losses of $1.2 million.